Significant Accounting Policies and Recent Accounting Pronouncements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Provision for doubtful accounts	$ 0	$ 0
Vessels dry-dock or special survey period within the first 15 years of useful life	5 years
Vessels dry-dock or special survey period within the remaining useful life	2 years 6 months
Scrap value per light weight ton	$ 685
Vessels useful life	35 years